General information, functional and presentation currency	12 Months Ended
Dec. 31, 2025
Veraxa Biotech A G [Member]
Entity Information [Line Items]
General information, functional and presentation currency

1. General information, functional and presentation currency

Veraxa Biotech AG (the “Company”), is a Swiss Company, based in Zurich with a focus on antibody therapies in medicine. The Company is an oncology-focused biotechnology Company with a clinical program in acute myeloid leukemia and two proprietary platform technologies that enable the development of new generations of antibody drug conjugates (“ADC”s) and T cell engagers.

On February 15, 2021, Araxa Bioscience AG and VeLabs Therapeutics GmbH completed a contribution and merger agreement whereby the technology of ARAXA (technology for the modulation and development of antibodies) was combined with the technology of VeLabs (droplet-based microfluidic screening technology). As part of the contribution, 100% of the shares in both VeLabs and ARAXA were contributed in exchange for 11.5 million shares of the Company. In accordance with IFRS 3 VeLabs was identified as the accounting acquirer based on its activity and size.

On December 29, 2023, the Company acquired all shares in Synimmune GmbH. Synimmune is a spin-off of the Department of Immunology at the University of Tübingen, which active in the field of innovative and effective anti-tumor antibodies for the treatment of patients with life-threatening diseases specializing in so-called rare hematopoietic malignancies. The “drug candidate” is the antibody FLYSIN, which had successfully completed a Phase I clinical trial for the treatment of acute myeloid leukemia (“AML”).

On April 22, 2025, Voyager Acquisition Corp., a Cayman Islands exempted company (“SPAC”), entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”), with the “Company and Oliver Baumann, an individual, solely in his capacity as representative for the Company Shareholders. Pursuant to the terms of the Business Combination Agreement, Voyager Acquisition Sponsor Holdco LLC, a Delaware limited liability company (“Sponsor”), will form a public limited company organized under the Laws of Switzerland (“PubCo”), and PubCo will form an exempted company limited by shares incorporated under the laws of the Cayman Islands, to be a direct wholly owned subsidiary of PubCo (“Merger Sub” and, together with PubCo each, individually, an “Acquisition Entity”).

The Business Combination Agreement provides for, among other things, the following transactions: (i) SPAC will merge with and into Merger Sub, with Merger Sub as the surviving company in the merger and, after giving effect to such merger, continuing as a wholly owned subsidiary of PubCo (the “Initial Merger”), (ii) as soon as practicable, but not less than twenty-four hours following the completion of the Initial Merger, the Company will merge with and into PubCo, with PubCo as the surviving entity in the merger (the “Acquisition Merger”). The Initial Merger, the Acquisition Merger and the other transactions contemplated by the Business Combination Agreement are hereinafter referred to as the “Business Combination”. The Business Combination was consummated on June 10, 2026.

On May 5, 2025, the Company and OmniAb entered a strategic joint venture to develop a novel bispecific antibody drug conjugate (‘bsADC’) targeting solid tumors. The collaboration combines the Company’s proprietary technology with OmniAb’s platform to create next-generation cancer therapies. Both companies will jointly own and share future revenues from the resulting bsADC program.

The material accounting policies adopted in the preparation of the consolidated financial statements are set out in Note 2. The policies have been consistently applied to all the years presented, unless otherwise stated.

These consolidated financial statements are presented in CHF, the Company’s functional currency. The figures shown in the consolidated financial statements are rounded. As the calculations are made with a greater degree of accuracy, minor rounding errors may occur.

These financial statements have been prepared in accordance with International Financial Reporting Standards and International Accounting Standards as issued by the International Accounting Standards Board (“IASB”) and Interpretations (collectively IFRS).

The preparation of financial statements in compliance with adopted IFRS requires the use of certain critical accounting estimates. It also requires Company management to exercise judgment in applying the Company’s accounting policies. The areas where significant judgments and estimates have been made in preparing the financial statements and their effects are disclosed in the Critical Accounting Estimates and Judgments section of Note 2.

The Company’s management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with International Financial Reporting Standards, which have been completed and authorized for issuance by the Board of Directors of the Company on June 16, 2026.